STOCK OPTIONS	3 Months Ended	9 Months Ended
	Mar. 31, 2016	Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
9.	STOCK OPTIONS

The purpose of the Company’s stock option plan, is to attract, retain and motivate persons of training, experience and leadership to the Company, including their directors, officers and employees, and to advance the interests of the Company by providing such persons with the opportunity, through share options, to acquire an increased proprietary interest in the Company.

Options may be granted in respect of authorized and unissued shares, provided that the aggregate number of shares reserved for issuance upon the exercise of all Options granted under the Plan, shall not exceed 10,800,000 or such greater number of shares as may be determined by the Board and approved, if required, by the shareholders of the Company and by any applicable stock exchange or other regulatory authority. Optioned shares in respect of which options are not exercised shall be available for subsequent options.

On April 11, 2014 and June 20, 2014 the Company issued 657,430 and 264,230 options to employees and a consultant at an exercise price of $0.165 and $0.23, respectively, with a term of seven years. The options vest one-third on grant date and two thirds equally over the subsequent two years on the anniversary date. During the nine month period ended December 31, 2014, 125,824 of the 657,430 options were cancelled. On February 26, 2015, as a result of the Merger, the options were re-valued. The fair value, as re-measured, of the 531,606 options issued in April 2014 and the 264,230 options issued in June 2014 was $230,930 and $118,957 respectively.

On July 1, 2014, the Company issued 2,972,592 options to management of the Company, at an exercise price of $0.23 with a term of 7 years, which vested May 27, 2015. On February 26, 2015, as a result of the Merger, the options were re-valued at a fair value of $1,259,487, which vest immediately.

On February 17, 2015, the Company issued 314,560 options to a director, employees and a consultant with an exercise price of $0.23, that vest one third immediately and two thirds over the next two anniversary dates with an expiry date of seven years. The grant date fair value of the options was $136,613.

On November 24, 2015, the Company issued 650,000 options granted to employees that vest over three years at the anniversary date. The grant date fair value of the options was $694,384.

On December 14, 2015, the Company issued 2,495,000 options granted to employees, directors and consultants that vest over three years at the anniversary date. The grant date fair value of the options was $1,260,437.

During the three and twelve month period ended March 31, 2016 the Company recorded $158,244 and $1,464,837, respectively in share based compensation related to the vesting of stock options. During the year ended December 31, 2015 and the nine month period ended December 31, 2014 the Company recorded $1,467,907 and $112,573, respectively in share based compensation related to the vesting of stock options.

These options granted and revalued during the year ended March 31, 2016 were valued using the Black-Scholes option pricing model with the following key assumptions:

Grant date	Expected life in years	Risk free rate	Dividend rate	Forfeiture rate	Expected volatility	Grant date fair value
February 17, 2015	5	1.59%	0%	0%	114%	$136,613
July 1, 2014	4.35	1.59%	0%	0%	114%	$1,259,487
June 20, 2014	6.32	1.59%	0%	0%	114%	$118,957
April 11, 2014	4.14	1.59%	0%	0%	114%	$230,930
November 24, 2015	7	1.59%	0%	0%	114%	$694,384
December 14, 2015	7	1.59%	0%	0%	114%	$1,260,437

A summary of the Company’s outstanding options is as follows:

	Number of Options	Weighted-Average Exercise Price ($)
Outstanding, December 31, 2013	1,310,665	0.19
Exercised	(1,310,665)	0.19
Issued	3,894,252	0.22
Cancelled	(125,824)	0.17
Outstanding, December 31, 2014	3,768,428	0.22
Cancelled as a result of Merger	(3,768,428)	0.22
Re-issued as part of Merger	3,768,428	0.22
Issued	314,560	0.23
Outstanding March 31, 2015	4,082,988	0.22
Issued	3,145,000	1.05
Cancelled	(267,379)	0.22
Outstanding, December 31, 2015	6,960,609	0.59
Cancelled	(355,729)	0.97
Outstanding, March 31, 2016	6,604,880	0.57

The following is a summary of stock options outstanding and exercisable as of March 31, 2016:

Exercise Price ($)	Number of Options	Expiry Date	Number of Exercisable Options
0.165	437,236	April 1, 2021	291,492
0.23	99,610	June 20, 2021	67,107
0.23	2,972,592	July 1, 2021	2,972,592
0.23	225,442	February 17, 2022	157,285
1.22	400,000	November 24, 2022	-
1.00	2,470,000	December 14, 2022	-
	6,604,880		3,488,476

The weighted-average remaining contractual term of the outstanding options is 5.89 (March 31, 2015 – 6.27 December 31, 2015 and 2014 – 6.16 and 6.47, respectively) and for the options that are exercisable 5.26 (March 31, 2015 – 6.31, December 31, 2015 and 2014 – 5.49 and 6.33, respectively).

10.	STOCK OPTIONS

The purpose of the Company’s stock option plan, is to attract, retain and motivate persons of training, experience and leadership to the Company, including their directors, officers and employees, and to advance the interests of the Company by providing such persons with the opportunity, through share options, to acquire an increased proprietary interest in the Company.

Options may be granted in respect of authorized and unissued shares, provided that the aggregate number of shares reserved for issuance upon the exercise of all Options granted under the Plan shall not exceed 15% of the shares of common stock and Exchangeable Shares issued and outstanding (determined as of January 1 of each year). Optioned shares in respect of which options are not exercised shall be available for subsequent options.

On April 11, 2014 and June 20, 2014 the Company issued 657,430 and 264,230 options to employees and a consultant at an exercise price of $0.165 and $0.23, respectively, with a term of seven years. The options vest one-third on grant date and two thirds equally over the subsequent two years on the anniversary date. During the nine-month period ended December 31, 2014, 125,824 of the 657,430 options were cancelled. On February 26, 2015, as a result of the Merger, the options were re-valued. The fair value, as re-measured, of the 531,606 options issued in April 2014 and the 264,230 options issued in June 2014 was $230,930 and $118,957 respectively. An additional 62,912 options were cancelled during the quarter ended June 30, 2016. Stock compensation has been fully expensed on these options and so there is no compensation expense in the three months ended December 31, 2016 however there was $3,834 was recognized in the nine months ended December 31, 2016.

On July 1, 2014, the Company issued 2,972,592 options to management of the Company, at an exercise price of $0.23 with a term of 7 years, which vested May 27, 2015. On February 26, 2015, as a result of the Merger, the options were re-valued at a fair value of $1,259,487, which vested immediately. On October 8, 2016, 990,864 of these options expired.

On February 17, 2015, the Company issued 314,560 options to a director, employees and a consultant with an exercise price of $0.23, that vest one third immediately and two thirds over the next two anniversary dates with an expiry date of seven years. The grant date fair value of the options was $136,613. During the nine months ended December 31, 2016, 110,100 options were cancelled and $7,400 of stock compensation was recognized in the quarter and $22,200 of stock compensation was recognized for the nine months ended December 31, 2016.

On November 24, 2015, the Company issued 650,000 options granted to employees that vest over three years at the anniversary date. The grant date fair value of the options was $694,384. During the year ended March 31, 2016 250,000 options were cancelled and stock compensation expense of $62,317 was recognized. During the quarter ended December 31, 2016, $35,609 of stock compensation expense was recognized and for the nine months ended December 31, 2016, $106,828 of stock compensation was recognized.

On December 14, 2015, the Company issued 2,495,000 options granted to employees, directors and consultants that vest over three years at the anniversary date. The grant date fair value of the options was $1,260,437. During the year ended March 31, 2016, 25,000 options were cancelled and for the quarter ended June 30, 2016 40,000 options were cancelled and for the three months ended December 31, 2016 stock compensation expenses of $102,300 was recognized. For the nine months ended December 31, 2016, stock compensation expense of $304,908 was recognized.

On April 21, 2016, the Company issued 3,000,000 stock options to employees of Bionik, Inc. in exchange for 3,895,000 options that existed before the Company purchased IMT, of which 1,000,000 have an exercise price of $0.25, 1,000,000 has an exercise price of $0.95 and 1,000,000 have an exercise price of $1.05. The grant fair value of vested options was $2,582,890 and has been recorded as part of the acquisition equation (Note 3). For options that have not yet vested $10,169 of compensation expense was recognized in the quarter ended December 31, 2016 and $20,177 for the nine months ended December 31, 2016.

On April 26, 2016, the Company issued 250,000 options to an employee with an exercise price of $1.00 that will vest over three years at the anniversary date. The grant fair value was $213,750. During the quarter ended December 31, 2016, $17,813 of stock compensation expense was recognized. For the nine months ended December 31 2016, $48,292 of stock compensation expense was recognized.

On August 8, 2016, the Company issued 750,000 options to an employee with an exercise price of $1.00 that will vest over three years at the anniversary date. The grant fair value was $652,068. During the quarter ended December 31, 2016, $54,339 of stock compensation expense was recognized and for the nine months ended December 31, 2016 $85,891 of stock compensation was recognized.

During the three-month period ended December 31, 2016, the Company recorded $227,630 in share-based compensation related to the vesting of stock options (December 31, 2015 - $13,311). During the nine-month period ended December 31, 2016, the Company recorded $592,130 in share-based compensation related to the vesting of stock options (December 31, 2015 - $1,337,593).

These options at their respective grant dates were valued using the Black-Scholes option pricing model with the following key assumptions:

	Expected life	Risk	Dividend	Forfeiture	Expected	Grant date
Grant date	in years	free rate	rate	rate	volatility	fair value
February 17, 2015	5.39	1.59%	0%	0%	114%	$136,613
July 1, 2014	4.75	1.59%	0%	0%	114%	$1,259,487
June 20, 2014	4.72	1.59%	0%	0%	114%	$118,957
April 11, 2014	4.50	1.59%	0%	0%	114%	$230,930
November 24, 2015	6.15	1.59%	0%	0%	114%	$694,384
December 14, 2015	6.21	1.59%	0%	0%	114%	$1,260,437
April 21, 2016	0.79-9.25	1.59%	0%	0%	114%	$2,582,890
April 26, 2016	6.57	1.59%	0%	0%	114%	$213,750
August 8, 2016	6.86	1.59%	0%	0%	114%	$652,068

		Weighted-Average
	Number of Options	Exercise Price ($)
Outstanding, March 31, 2016	6,604,880	0.57
Issued	4,000,000	0.81
Cancelled	(1,134,001)	0.26
Outstanding, December 31, 2016	9,470,879	0.71

The following is a summary of stock options outstanding and exercisable as of December 31, 2016:

			Number of
Exercise Price ($)	Number of Options	Expiry Date	Exercisable Options
0.165	374,324	April 1, 2021	374,324
0.23	99,610	June 20, 2021	99,610
0.23	1,981,728	July 1, 2021	1,981,728
0.23	204,460	February 17, 2022	136,314
1.22	400,000	November 24, 2022	133,333
1.00	2,430,000	December 14, 2022	810,000
1.00	250,000	April 26, 2023	-
0.25	906,077	July 28, 2025	906,077
0.25	86,972	December 30, 2025	59,158
0.95	9,486	February 2, 2017	9,486
0.95	111,937	March 28, 2023	111,937
0.95	31,620	March 3, 2024	31,620
0.95	15,810	March 14, 2024	15,810
0.95	82,213	September 30, 2024	82,213
0.95	7,431	June 2, 2025	7,431
0.95	671,859	July 29, 2025	671,859
0.95	57,353	December 30, 2025	8,193
1.05	36,697	February 2, 2017	36,697
1.05	433,027	March 28, 2023	433,027
1.05	122,324	March 3, 2024	122,324
1.05	61,162	March 14, 2024	61,162
1.05	318,042	September 30, 2024	318,042
1.05	28,747	June 2, 2025	28,747
1.00	750,000	August 8, 2023	-
	9,470,879		6,439,092

The weighted-average remaining contractual term of the outstanding options is 6.20 (December 31, 2015 – 6.16) and for the options that are exercisable the weighted average is 6.19 (December 31, 2015 – 5.49).